JOHN HANCOCK VARIABLE INSURANCE TRUST Supplement dated June 27, 2011 to the Prospectus dated May 2, 2011
American Blue Chip Income and Growth Trust
American Blue Chip Income and Growth Trust
The investment objectives of each fund have been changed as noted below:
To seek to produce income exceeding the average yield on U.S. stocks generally and to provide an opportunity for growth of principal consistent with sound common stock investing.
American Global Growth Trust
American Global Growth Trust
The investment objectives of each fund have been changed as noted below:
To seek to provide long-term growth of capital.
American Global Small Capitalization Trust
American Global Small Capitalization Trust
The investment objectives of each fund have been changed as noted below:
To seek to provide long-term growth of capital.
American Growth Trust
American Growth Trust
The investment objectives of each fund have been changed as noted below:
To seek to provide growth of capital.
American Growth-Income Trust
American Growth-Income Trust
The investment objectives of each fund have been changed as noted below:
To seek to provide growth of capital and income.
American International Trust
American International Trust
The investment objectives of each fund have been changed as noted below:
To seek to provide long-term growth of capital.
American New World Trust
American New World Trust
The investment objectives of each fund have been changed as noted below:
To seek long-term capital appreciation
Fundamental All Cap Core Trust
Optimized All Cap Trust
Effective June 27, 2011, the Optimized All Cap Trust is changing its name to Fundamental All Cap Core Trust and amending and restating its investment policies as follows:
Under normal market conditions, the fund invests at least 80% of its net assets (plus any borrowings for investment purposes) in equity securities. Market capitalizations of these companies will span the capitalization spectrum. Equity securities include common, convertible, and preferred securities and their equivalents.
In managing the fund, the subadviser looks for companies that are highly differentiated with key growth drivers, sustainable cash flow production, and high returns on capital. The subadviser seeks to identify companies with sustainable competitive advantages and high barriers to entry, strong management and a focus on creating value for fund shareholders. Both growth and value opportunities are evaluated with an approach that uses the present value of estimated future cash flows as the core methodology for measuring intrinsic value.
The subadviser employs a disciplined fundamental research process which produces bottom-up company assessments using key assumptions that drive sales, margins, and asset intensity. Scenario analysis is designed to provide a meaningful range of outcomes and the ability to assess investors’ embedded expectations. The subadviser seeks to purchase companies that meet the criteria above when the shares are selling at a significant discount to intrinsic value. Sell decisions are similarly driven by long term fundamental analysis.
The subadviser constantly reviews portfolio investments and may sell a holding when it has achieved its valuation target, if it believes there is structural or permanent deterioration in the underlying fundamentals of the business, or if it identifies what it believes is a more attractive investment opportunity.
The fund may invest up to 20% of its net assets in equity securities of foreign issuers, including American Depositary Receipts (ADRs) and similar investments. For purposes of reducing risk and/or obtaining efficient investment exposure, the fund may invest in exchange-traded funds (ETFs) and derivative instruments that include options, futures contracts, and swaps. The fund may also invest in U.S. government securities and other short-term securities such as money market instruments and repurchase agreements.
Use of Hedging and Other Strategic Transactions. The fund is authorized to use all of the various investment strategies referred to under “Additional Information About the Funds’ Principal Risks —Hedging, derivatives and other strategic transactions risk.”

Fundamental Large Cap Value Trust
Optimized Value Trust
Effective June 27, 2011, the Optimized Value Trust is changing its name to Fundamental Large Cap Value Trust and amending and restating its investment policies as follows:
Under normal market conditions, the fund invests at least 80% of its net assets in equity securities of large-capitalization companies. The fund considers large-capitalization companies to be those that at the time of purchase have a market capitalization equal to or greater than that of the top 80% of the companies that comprise the Russell 1000 Index. As of March 31, 2011, the lowest market capitalization in this group was  $9.85 billion. Equity securities include common, convertible, and preferred securities and their equivalents.
In managing the fund, the subadviser looks for companies that are structurally well positioned through a combination of favorable industry forces and company-specific competitive advantages. The subadviser uses the results of its fundamental analysis to come up with a range of intrinsic values for the business underlying each equity security. The subadviser seeks to identify equity securities by evaluating purchase price relative to range of value estimates and the quality of the businesses that it is purchasing. The subadviser seeks to sell fund holdings when the valuation is no longer favorable, the subadviser’s assessment of the quality of the business changes or when the subadviser finds more attractive opportunities.
The fund may invest up to 20% of its net assets in equity securities of foreign issuers, including American Depositary Receipts (ADRs) and similar investments. For purposes of reducing risk and/or obtaining efficient investment exposure, the fund may invest in exchange-traded funds (ETFs) and derivative instruments that include options, futures contracts, and swaps. The fund may also invest in U.S. government securities and other short-term securities such as money market instruments and repurchase agreements.

U.S. Equity Trust
U.S. Multi Sector Trust
Effective June 27, 2011, U.S. Multi Sector Trust changed its name to U.S. Equity Trust and amended its investment policies to reflect that under normal market conditions, the fund will invest at least 80% of its net assets in equity securities.
Bond Trust
Bond Trust
The table under “Examples” in “Annual Fund Operating Expenses” is amended and restated as follows:
Expense Example Bond Trust (USD $)	Year 1	Year 3	Year 5	Year 10
Bond Trust, Series I	64	369	865	2,233
Bond Trust, Series II	85	431	969	2,442

Label	Element	12 Months Ended
Value
Risk/Return:	rr_RiskReturnAbstract
Document Type	dei_DocumentType	Other
Document Period End Date	dei_DocumentPeriodEndDate	Dec 31, 2010
Registrant Name	dei_EntityRegistrantName	JOHN HANCOCK VARIABLE INSURANCE TRUST
Central Index Key	dei_EntityCentralIndexKey	0000756913
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Jun 27, 2011
Document Effective Date	dei_DocumentEffectiveDate	Jun 27, 2011
Prospectus Date	rr_ProspectusDate	May 2, 2011
Supplement [Text Block]	jht756913_SupplementTextBlock	JOHN HANCOCK VARIABLE INSURANCE TRUST Supplement dated June 27, 2011 to the Prospectus dated May 2, 2011
American Blue Chip Income and Growth Trust
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	American Blue Chip Income and Growth Trust
Supplement Objective [Text Block]	jht756913_SupplementObjectiveTextBlock	The investment objectives of each fund have been changed as noted below:
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	To seek to produce income exceeding the average yield on U.S. stocks generally and to provide an opportunity for growth of principal consistent with sound common stock investing.
American Blue Chip Income and Growth Trust | American Blue Chip Income and Growth Trust, Series I
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	JACHX
American Global Growth Trust
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	American Global Growth Trust
Supplement Objective [Text Block]	jht756913_SupplementObjectiveTextBlock	The investment objectives of each fund have been changed as noted below:
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	To seek to provide long-term growth of capital.
American Global Growth Trust | American Global Growth Trust, Series III
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	JAOHX
American Global Small Capitalization Trust
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	American Global Small Capitalization Trust
Supplement Objective [Text Block]	jht756913_SupplementObjectiveTextBlock	The investment objectives of each fund have been changed as noted below:
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	To seek to provide long-term growth of capital.
American Global Small Capitalization Trust | American Global Small Capitalization Trust, Series III
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	JASHX
American Growth Trust
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	American Growth Trust
Supplement Objective [Text Block]	jht756913_SupplementObjectiveTextBlock	The investment objectives of each fund have been changed as noted below:
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	To seek to provide growth of capital.
American Growth Trust | American Growth Trust, Series I
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	JEGRX
American Growth-Income Trust
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	American Growth-Income Trust
Supplement Objective [Text Block]	jht756913_SupplementObjectiveTextBlock	The investment objectives of each fund have been changed as noted below:
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	To seek to provide growth of capital and income.
American Growth-Income Trust | American Growth-Income Trust, Series I
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	JEGFX
American International Trust
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	American International Trust
Supplement Objective [Text Block]	jht756913_SupplementObjectiveTextBlock	The investment objectives of each fund have been changed as noted below:
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	To seek to provide long-term growth of capital.
American International Trust | American International Trust, Series I
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	JEILX
American New World Trust
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	American New World Trust
Supplement Objective [Text Block]	jht756913_SupplementObjectiveTextBlock	The investment objectives of each fund have been changed as noted below:
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	To seek long-term capital appreciation
American New World Trust | American New World Trust, Series III
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	JANHX
Fundamental All Cap Core Trust
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Optimized All Cap Trust
Examples	rr_ExpenseExampleAbstract
Supplement Strategy [Text Block]	jht756913_SupplementStrategyTextBlock	Effective June 27, 2011, the Optimized All Cap Trust is changing its name to Fundamental All Cap Core Trust and amending and restating its investment policies as follows:
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock
Under normal market conditions, the fund invests at least 80% of its net assets (plus any borrowings for investment purposes) in equity securities. Market capitalizations of these companies will span the capitalization spectrum. Equity securities include common, convertible, and preferred securities and their equivalents.
In managing the fund, the subadviser looks for companies that are highly differentiated with key growth drivers, sustainable cash flow production, and high returns on capital. The subadviser seeks to identify companies with sustainable competitive advantages and high barriers to entry, strong management and a focus on creating value for fund shareholders. Both growth and value opportunities are evaluated with an approach that uses the present value of estimated future cash flows as the core methodology for measuring intrinsic value.
The subadviser employs a disciplined fundamental research process which produces bottom-up company assessments using key assumptions that drive sales, margins, and asset intensity. Scenario analysis is designed to provide a meaningful range of outcomes and the ability to assess investors’ embedded expectations. The subadviser seeks to purchase companies that meet the criteria above when the shares are selling at a significant discount to intrinsic value. Sell decisions are similarly driven by long term fundamental analysis.
The subadviser constantly reviews portfolio investments and may sell a holding when it has achieved its valuation target, if it believes there is structural or permanent deterioration in the underlying fundamentals of the business, or if it identifies what it believes is a more attractive investment opportunity.
The fund may invest up to 20% of its net assets in equity securities of foreign issuers, including American Depositary Receipts (ADRs) and similar investments. For purposes of reducing risk and/or obtaining efficient investment exposure, the fund may invest in exchange-traded funds (ETFs) and derivative instruments that include options, futures contracts, and swaps. The fund may also invest in U.S. government securities and other short-term securities such as money market instruments and repurchase agreements.
Use of Hedging and Other Strategic Transactions. The fund is authorized to use all of the various investment strategies referred to under “Additional Information About the Funds’ Principal Risks —Hedging, derivatives and other strategic transactions risk.”

Fundamental Large Cap Value Trust
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Optimized Value Trust
Examples	rr_ExpenseExampleAbstract
Supplement Strategy [Text Block]	jht756913_SupplementStrategyTextBlock	Effective June 27, 2011, the Optimized Value Trust is changing its name to Fundamental Large Cap Value Trust and amending and restating its investment policies as follows:
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock
Under normal market conditions, the fund invests at least 80% of its net assets in equity securities of large-capitalization companies. The fund considers large-capitalization companies to be those that at the time of purchase have a market capitalization equal to or greater than that of the top 80% of the companies that comprise the Russell 1000 Index. As of March 31, 2011, the lowest market capitalization in this group was  $9.85 billion. Equity securities include common, convertible, and preferred securities and their equivalents.
In managing the fund, the subadviser looks for companies that are structurally well positioned through a combination of favorable industry forces and company-specific competitive advantages. The subadviser uses the results of its fundamental analysis to come up with a range of intrinsic values for the business underlying each equity security. The subadviser seeks to identify equity securities by evaluating purchase price relative to range of value estimates and the quality of the businesses that it is purchasing. The subadviser seeks to sell fund holdings when the valuation is no longer favorable, the subadviser’s assessment of the quality of the business changes or when the subadviser finds more attractive opportunities.
The fund may invest up to 20% of its net assets in equity securities of foreign issuers, including American Depositary Receipts (ADRs) and similar investments. For purposes of reducing risk and/or obtaining efficient investment exposure, the fund may invest in exchange-traded funds (ETFs) and derivative instruments that include options, futures contracts, and swaps. The fund may also invest in U.S. government securities and other short-term securities such as money market instruments and repurchase agreements.

U.S. Equity Trust
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	U.S. Multi Sector Trust
Examples	rr_ExpenseExampleAbstract
Supplement Strategy [Text Block]	jht756913_SupplementStrategyTextBlock	Effective June 27, 2011, U.S. Multi Sector Trust changed its name to U.S. Equity Trust and amended its investment policies to reflect that under normal market conditions, the fund will invest at least 80% of its net assets in equity securities.
Bond Trust
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Bond Trust
Examples	rr_ExpenseExampleAbstract
Supplement Expense Example [Text Block]	jht756913_SupplementExpenseExampleTextBlock	The table under “Examples” in “Annual Fund Operating Expenses” is amended and restated as follows:
Bond Trust, Series I | Bond Trust
Examples	rr_ExpenseExampleAbstract
Expense Example, By Year, Column [Text]	rr_ExpenseExampleByYearColumnName	Series I
Year 1	rr_ExpenseExampleYear01	64
Year 3	rr_ExpenseExampleYear03	369
Year 5	rr_ExpenseExampleYear05	865
Year 10	rr_ExpenseExampleYear10	2,233
Bond Trust, Series II | Bond Trust
Examples	rr_ExpenseExampleAbstract
Expense Example, By Year, Column [Text]	rr_ExpenseExampleByYearColumnName	Series II
Year 1	rr_ExpenseExampleYear01	85
Year 3	rr_ExpenseExampleYear03	431
Year 5	rr_ExpenseExampleYear05	969
Year 10	rr_ExpenseExampleYear10	2,442